REDEEMABLE NONCONTROLLING INTEREST - Reconciliation (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
REDEEMABLE NONCONTROLLING INTEREST
Redeemable noncontrolling interest opening balance	¥ 349,046,548
Change in redeemable noncontrolling interest	¥ (349,046,548)